10-Q Background	6 Months Ended
Jun. 30, 2023
Restructuring and Related Activities [Abstract]
Background	Background
On August 4, 2022, MDU Resources Group, Inc. (“MDU Resources”) announced plans to pursue a Spin-Off of Knife River Corporation and its subsidiaries (the “Company” or “Knife River”) from MDU Resources. As part of the Spin-Off, MDU Resources will transfer Knife River, including its assets and liabilities, to Knife River Holding Company, a newly formed wholly owned subsidiary of MDU Resources, and execute a tax-free spinoff of Knife River Holding Company to stockholders of MDU Resources. The transaction is expected to result in two independent, publicly traded companies: MDU Resources and Knife River Holding Company. Completion of the Spin-Off will be subject to, among other things, the effectiveness of a registration statement on Form 10 with the Securities and Exchange Commission, final approval from the board of directors of MDU Resources, receipt of one or more tax opinions, the private letter ruling from the Internal Revenue Service and other customary conditions. MDU Resources may, at any time and for any reason until the proposed transaction is complete, abandon the Spin-Off or modify or change its terms. The Spin-Off is expected to be complete in the second quarter of 2023, but there can be no assurance regarding the ultimate timing of the Spin-Off or that the Spin-Off will ultimately occur.
Prior to the Spin-Off, the Company was the construction materials and contracting segment of MDU Resources. Its operations are located in the western, central and southern U.S. The Company mines, processes and sells construction aggregates (crushed stone and sand and gravel); produces and sells asphalt mix; and supplies ready-mix concrete. The Company is focused on vertical integration of its contracting services with its construction materials to support the aggregate-based product lines.
BackgroundOn August 4, 2022, MDU Resources announced that its board of directors approved a plan to pursue the Separation of the Knife River from MDU Resources. On May 31, 2023, the Company settled its net parent investment with Centennial and the Separation was completed by a pro rata distribution of shares representing approximately 90 percent of Knife River's outstanding common stock to MDU Resources' stockholders. MDU Resources' stockholders received one share of Knife River common stock for every four shares of MDU Resources common stock held as of the close of business on May 22, 2023. MDU Resources retained approximately 10 percent of Knife River's common stock. The Distribution was tax-free to its stockholders for U. S. federal income tax purposes. As a result of the Separation, Knife River is now an independent public company trading on the New York Stock Exchange under the symbol "KNF." More information on the Separation and Distribution, as well as the Company's historical results, can be found within the Company's Registration Statement on Form 10.